Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Gain on Sale of AGP to Related Party	The gain on sale of AGP to related party was recognized in additional paid-in capital as follows:

Other Liabilities	$(35,058)
Non-controlling interest	351,402
Accounts payable	(1)
Loss on sale of subsidiary	$(316,343)

Schedule of Loss on Sale of AGP to Related Party	The loss on sale of AGP to related party was recognized in income as follows:
Other Liabilities	$35,058
Non-controlling interest	(351,402)
Accounts payable	1
Loss on sale of subsidiary	$(316,343)

Schedule of Discontinued Operations in the Consolidated Balance Sheets

The following information presents the major classes of line item of assets and liabilities included as part of discontinued operations in the consolidated balance sheets:

	December 31,	December 31,
	2025	2024
Current assets - discontinued operations:
Cash	$-	$3,909
Total current assets - discontinued operations	$-	$3,909

Current liabilities - discontinued operations:
Other liabilities	-	31,265
Total current liabilities - discontinued operations	$-	$31,265

Schedule of Discontinued Operations in the Consolidated Statements of Operations

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations through February 17, 2025:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025

Selling, general, and administrative expenses	-	-	-	780
Loss on sale of subsidiary	-	-	-	316,343
Loss from discontinued operations, net of tax	$-	$-	$-	$317,123

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations:

	Twelve Months Ended
	December 31,	December 31,
	2025	2024

Selling, general, and administrative expenses	780	104,595
Loss on sale of subsidiary	316,343	-
Loss from discontinued operations, net of tax	$317,123	$104,595

Schedule of Consolidated Statements of Cash flows Relating to Discontinued Operations

The following information presents the significant operating cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Six Months Ended
	June 30,	June 30,
	2026	2025
Operating activities of discontinued operations
Net loss from discontinued operations	$-	$(317,123)
Loss on sale of subsidiary	-	316,343

Changes in current assets and liabilities:
Accounts payable	$-	$3,791

The following information presents the significant operating cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Twelve Months Ended
	December 31,	December 31,
	2025	2024
Operating activities of discontinued operations
Net loss from discontinued operations	$(317,123)	$(104,595)
Loss on sale of subsidiary	316,343	-

Changes in current assets and liabilities:
Accounts payable	3,791	(16,844)